Document And Entity Information	6 Months Ended
	Jun. 30, 2011	Aug. 05, 2011
Document And Entity Information [Abstract]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011
Entity Registrant Name	INDEPENDENCE REALTY TRUST, INC
Entity Central Index Key	0001466085
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		20,000